Retained Earnings	12 Months Ended
Dec. 31, 2024
Retained Earnings [Abstract]
Retained earnings
21.	Retained earnings

a)	Subject to the Statute and provisions of the Company’s Articles of Incorporation, the Directors may from time to time declare dividends (including interim dividends) and distributions on shares of the Company outstanding and authorize payment of the same out of the funds of the Company lawfully available therefore.

b)	The Group was in a net loss position for the years ended December 31, 2023 and 2024, and no earnings distribution was resolved by the Board of Directors.